Earnings Per Common Share - Additional Information (Detail)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Shares of common stock available	41,190	41,190	49,100
Shares in the money	0	0